Debt - Additional Information (Details)	1 Months Ended					9 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) cruise_ship shares day $ / shares	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Nov. 30, 2022 USD ($) $ / shares	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jan. 12, 2023 USD ($)	Dec. 09, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument [Line Items]
Total Debt, net of unamortized debt issuance costs and discounts	$ 34,546,000,000						$ 34,546,000,000	$ 33,226,000,000
Short-term borrowings	200,000,000						200,000,000	2,790,000,000
Principal amount of long-term debt purchased							2,075,000,000	5,956,000,000	$ 1,621,000,000
Deferred principal payment amount								1,000,000,000
Cumulative deferred principal amount	1,200,000,000						1,200,000,000
Ships and ship improvements	36,200,000,000						36,200,000,000
Vessels and material intellectual property	23,600,000,000						23,600,000,000
Vessels and related assets	22,000,000,000						22,000,000,000
Debt instrument, convertible, equity component minimum threshold							5,000,000,000
Debt instrument, convertible, liquidity component minimum threshold							1,500,000,000
Long-term debt	35,615,000,000						$ 35,615,000,000
Debt Instrument, Debt Covenant, Period One
Debt Instrument [Line Items]
Debt instrument, debt covenant, required interest coverage covenant, ratio							2.0
Debt Instrument, Debt Covenant, Period Two
Debt Instrument [Line Items]
Debt instrument, debt covenant, required interest coverage covenant, ratio							2.5
Debt Instrument, Debt Covenant, Period Three
Debt Instrument [Line Items]
Debt instrument, debt covenant, required interest coverage covenant, ratio							3.0
Debt Instrument, Debt Covenant, Period Four
Debt Instrument [Line Items]
Debt instrument, debt covenant, required debt to capital covenant (percent)							75.00%
Debt Instrument, Debt Covenant, Period Five
Debt Instrument [Line Items]
Debt instrument, debt covenant, required debt to capital covenant (percent)							65.00%
Subsequent Event
Debt Instrument [Line Items]
Ships and ship improvements											$ 8,300,000,000
Secured Debt | Costa Term Loan Facility
Debt Instrument [Line Items]
Total Debt, net of unamortized debt issuance costs and discounts	250,000,000						$ 250,000,000
Secured Debt | Senior Secured Term Loan Facility due 2025
Debt Instrument [Line Items]
Debt instrument, face amount				$ 2,800,000,000
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche One | LIBOR
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)				0.75%
Debt instrument, variable rate (percent)				3.00%
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche Two | Eurodollar
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)				0.00%
Debt instrument, variable rate (percent)				3.75%
Secured Debt | Senior Secured Notes Due 2028
Debt Instrument [Line Items]
Debt instrument, face amount			$ 2,400,000,000
Secured Debt | First Priority Senior Secured Term Loan Facility Due 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)			4.00%
Secured Debt | Senior Secured Term Loan Facility Due 2023
Debt Instrument [Line Items]
Principal amount of long-term debt purchased			$ 2,000,000,000
Secured Debt | Incremental Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount		$ 2,300,000,000
Principal amount of long-term debt purchased		$ 2,000,000,000
Secured Debt | Incremental Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)		0.75%
Debt instrument, variable rate (percent)		3.25%
Unsecured Debt
Debt Instrument [Line Items]
Interest coverage covenant, amount	11,800,000,000						11,800,000,000
Long-term debt	12,100,000,000						12,100,000,000
Unsecured Debt | Subsequent Event
Debt Instrument [Line Items]
Interest coverage covenant, amount										$ 300,000,000
Long-term debt										$ 300,000,000
Unsecured Debt | Senior Priority Notes Due 2028
Debt Instrument [Line Items]
Debt instrument, face amount												$ 2,000,000,000
Debt instrument, interest rate (percent)												10.40%
Debt instrument, collateral	8,300,000,000						8,300,000,000
Unsecured Debt | Senior Unsecured Term Loan Facility due 2027
Debt Instrument [Line Items]
Debt instrument, face amount															$ 3,500,000,000
Debt instrument, interest rate (percent)															5.80%
Unsecured Debt | Senior Unsecured Notes Due 2029
Debt Instrument [Line Items]
Debt instrument, face amount								$ 2,000,000,000.0
Debt instrument, interest rate (percent)								6.00%
Unsecured Debt | Senior Unsecured Notes Due 2030
Debt Instrument [Line Items]
Debt instrument, face amount														$ 1,000,000,000
Debt instrument, interest rate (percent)														10.50%
Export Credit Facility | Export Credit Facility Due 2034
Debt Instrument [Line Items]
Debt instrument, face amount	3,100,000,000						3,100,000,000
Value of vessels subject to negative pledges	14,200,000,000						14,200,000,000
Convertible
Debt Instrument [Line Items]
Convertible notes	137,000,000						$ 137,000,000
Convertible | Senior Convertible Notes due 2023
Debt Instrument [Line Items]
Debt instrument, face amount									$ 2,000,000,000
Debt instrument, interest rate (percent)									5.80%
Decrease in principal amount of debt						$ 100,000,000
Debt instrument, convertible, number of shares (in shares) | shares					100
Conversion rate, amount					$ 1,000
Debt instrument, conversion price (in dollars per share) | $ / shares					$ 10
Debt instrument, redemption price, percentage (less than 98%)							100.00%
Debt instrument, convertible, carrying amount	286,000,000						$ 286,000,000
Debt instrument, convertible, carrying amount, after partial repurchase	0						0
Long-term debt	1,380,000,000						1,380,000,000	$ 478,000,000
Convertible | Senior Convertible Notes Due 2024
Debt Instrument [Line Items]
Debt instrument, face amount	87,000,000						$ 87,000,000						$ 339,000,000
Debt instrument, interest rate (percent)													5.80%
Debt instrument, redemption price, percentage (less than 98%)							100.00%
Convertible | Senior Convertible Notes Due 2027
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,100,000,000						$ 1,100,000,000
Debt instrument, interest rate (percent)	5.80%						5.80%
Debt instrument, convertible, number of shares (in shares) | shares	75
Conversion rate, amount	$ 1,000
Debt instrument, conversion price (in dollars per share) | $ / shares	$ 13.39						$ 13.39
Debt instrument, redemption price, percentage (less than 98%)							100.00%
Convertible, threshold percentage of stock price trigger	130.00%
Convertible threshold trading days | day	20
Convertible threshold consecutive trading days | cruise_ship	30
Debt instrument, convertible, carrying amount	$ 229,000,000						$ 229,000,000
Costa Crociere S.p.A | Secured Debt | Costa Term Loan Facility
Debt Instrument [Line Items]
Total Debt, net of unamortized debt issuance costs and discounts	500,000,000						500,000,000
Carnival Bermuda (Holdings) Limited | Secured Debt | Senior Priority Notes Due 2028
Debt Instrument [Line Items]
Total Debt, net of unamortized debt issuance costs and discounts	$ 2,000,000,000						$ 2,000,000,000